Accumulated Other Comprehensive Earnings	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accumulated Other Comprehensive Earnings

13. Accumulated Other Comprehensive Loss

The after-tax components of our accumulated other comprehensive loss consist of the following:

	Pension Liability	Foreign Currency Translation	Fair Value of Derivative Investments	Accumulated Comprehensive Loss
Balance as of December 31, 2012	$(52.4)	$20.5	$(0.9)	$(32.8)
Net change in period	1.1	(23.1)	(0.2)	(22.2)

Balance as of March 31, 2013	$(51.3)	$(2.6)	$(1.1)	$(55.0)

The foreign currency translation during the three-month period ended March 31, 2013 primarily relates to the net impact of changes in the value of the local currencies relative to the U.S. dollar for our operations in Australia, Canada, India, Singapore and the U.K. During the three-month period ended March 31, 2013, $1.8 million of pretax expense related to the pension liability was reclassified from accumulated other comprehensive loss to compensation expense in the statement of earnings. During the three-month period ended March 31, 2012, $2.0 million of pretax income related to the pension liability was reclassified from accumulated other comprehensive loss to compensation expense in the statement of earnings. During the three-month period ended March 31, 2013, no amounts related to foreign currency translation or the fair value of derivative investments were reclassified from accumulated other comprehensive loss to the statement of earnings. During the three-month period ended March 31, 2012, $0.2 million of pretax income related to fair value of derivative investments were reclassified from accumulated other comprehensive loss to the statement of earnings. During the three-month periods ended March 31, 2013 and 2012, no amounts related to foreign currency translation were reclassified from accumulated other comprehensive loss to the statement of earnings.

15.	Accumulated Other Comprehensive Earnings

The after-tax components of our accumulated comprehensive earnings (loss) consist of the following:

	Pension Liability	Foreign Currency Translation	Fair Value of Derivative Instruments	Accumulated Comprehensive Earnings (Loss)
Balance as of January 1, 2010	$(20.5)	$10.4	$1.1	$(9.0)
Net change in period	2.1	10.1	(1.0)	11.2

Balance as of December 31, 2010	$(18.4)	$20.5	$0.1	$2.2
Net change in period	(30.6)	(16.1)	(2.7)	(49.4)

Balance as of December 31, 2011	$(49.0)	$4.4	$(2.6)	$(47.2)
Net change in period	(3.4)	16.1	1.7	14.4

Balance as of December 31, 2012	$(52.4)	$20.5	$(0.9)	$(32.8)

The foreign currency translation in 2012, 2011 and 2010 primarily relates to the net impact of changes in the value of the local currencies relative to the U.S. dollar for our operations in Australia, Canada, India, Singapore and the U.K.